Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	5 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended	17 Months Ended	20 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 11, 2021	Dec. 31, 2015	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2016	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2017	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2018	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2019	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Dodge & Cox Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Stock Fund — Class I
Accumulated Value		$ 10,000						$ 12,127					$ 14,351					$ 13,333					$ 16,642				$ 17,835	$ 23,494	$ 21,793	$ 25,597	$ 29,302	$ 33,289
Dodge & Cox Stock Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Stock Fund — Class X
Accumulated Value		10,000						12,127					14,351					13,333					16,642				17,835	23,494	21,822	25,670	29,431	33,481
Dodge & Cox Global Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Global Stock Fund — Class I
Accumulated Value		10,000						11,710					14,229					12,429					15,393				16,319	19,706	18,564	22,325	23,464	29,372
Dodge & Cox Global Stock Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Global Stock Fund — Class X
Accumulated Value		10,000						11,710					14,229					12,429					15,393				16,319	19,706	18,575	22,361	23,523	29,473
Dodge & Cox International Stock Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox International Stock Fund — Class I
Accumulated Value		10,000						10,826					13,419					11,005					13,511				13,794	15,315	14,277	16,660	17,292	23,989
Dodge & Cox International Stock Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox International Stock Fund — Class X
Accumulated Value		10,000						10,826					13,419					11,005					13,511				13,794	15,315	14,286	16,686	17,336	24,069
Dodge & Cox Emerging Markets Stock Fund
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Emerging Markets Stock Fund
Accumulated Value	$ 10,000		$ 10,090	$ 9,150	$ 9,018	$ 8,267			$ 7,628	$ 6,736	$ 7,673	$ 8,087		$ 8,252	$ 8,149	$ 8,700	$ 9,069		$ 9,290	$ 10,229	$ 9,352	$ 9,868		$ 10,868	$ 12,416	$ 12,964
Dodge & Cox Balanced Fund Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Balanced Fund — Class I
Accumulated Value		10,000						11,656					13,123					12,518					14,974				16,153	19,269	17,871	20,334	22,133	25,326
Dodge & Cox Balanced Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Balanced Fund — Class X
Accumulated Value		10,000						11,656					13,123					12,518					14,974				16,153	19,269	17,886	20,372	22,188	25,417
Dodge & Cox Income Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Income Fund — Class I
Accumulated Value		10,000						10,562					11,022					10,988					12,057				13,197	13,076	11,654	12,551	12,835	13,901
Dodge & Cox Income Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Income Fund — Class X
Accumulated Value		10,000						10,562					11,022					10,988					12,057				13,197	13,076	11,667	12,572	12,867	13,947
Dodge & Cox Global Bond Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Global Bond Fund — Class I
Accumulated Value		10,000						10,864					11,767					11,596					13,014				14,560	14,436	13,253	14,884	14,968	16,692
Dodge & Cox Global Bond Fund - Class X
Account Value [Line Items]
Line Graph and Table Measure Name							Dodge & Cox Global Bond Fund — Class X
Accumulated Value		10,000						10,864					11,767					11,596					13,014				14,560	14,436	13,248	14,902	14,999	16,738
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Index
Accumulated Value		10,000						10,786					13,372					12,113					15,335				17,828	21,133	17,252	21,082	24,769	30,302
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI ACWI ex USA Index
Accumulated Value		10,000						10,450					13,291					11,404					13,857				15,334	16,533	13,887	16,056	16,945	22,432
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index
Accumulated Value	$ 10,000		$ 10,386	$ 9,545	$ 9,420	$ 8,763			$ 7,760	$ 6,862	$ 7,528	$ 7,825		$ 7,896	$ 7,665	$ 8,267	$ 8,463		$ 8,886	$ 9,661	$ 8,888	$ 9,148		$ 10,245	$ 11,335	$ 11,871
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value		10,000						11,196					13,640					13,042					17,149				20,304	26,132	21,399	27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						10,265					10,628					10,630					11,556				12,424	12,232	10,641	11,229	11,369	12,199
Bloomberg Global Aggregate Bond Index (USD Hedged) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg Global Aggregate Bond Index (USD Hedged)
Accumulated Value		10,000						10,395					10,710					10,899					11,795				12,453	12,280	10,902	11,681	12,078	12,665
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 1000 Value Index
Accumulated Value		10,000						11,734					13,337					12,235					15,482				15,915	19,919	18,418	20,529	23,478	27,213
Combined Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Combined Index
Accumulated Value		10,000						10,835					12,374					12,084					14,764				16,938	19,624	16,526	19,446	22,372	25,437
Bloomberg U.S. Aggregate Bond Index 1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000						$ 10,265					$ 10,628					$ 10,630					$ 11,556				$ 12,424	$ 12,232	$ 10,641	$ 11,229	$ 11,369	$ 12,199